Accounts Receivable, Notes Receivable, Allowance for Doubtful Accounts and Bad Debt - Allowance for Doubtful Accounts Receivable (Details) - Notes Receivable - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Total
Beginning balance	$ 5.9
Charge-offs	(0.8)
Recoveries	(1.0)
Provision	9.1
Ending balance	5.9	$ 13.2
Ending Balance Individually Evaluated for Impairment
Beginning balance	5.9
Charge-offs	(0.8)
Recoveries	(0.9)
Provision	8.7
Ending balance	12.9
Ending Balance Collectively Evaluated for Impairment
Beginning balance	0.0
Charge-offs	0.0
Recoveries	(0.1)
Provision	0.4
Ending balance	$ 0.3